Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 16, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table sets forth compensation information for our chief executive officer, referred to below as our CEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2024, 2023 and 2022.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(5)	Net Loss
2024	$1,327,229	$1,503,902	$653,185	$683,948	$23.82	$(49,458,000)
2023	$405,829	$405,829	$644,432	$1,257,108	$50.84	$(44,925,000)
2022	$710,086	$495,986	$1,826,586	$826,753	$18.32	$(83,115,000)

(1)
The dollar amounts reported are the amounts of total compensation reported for our former President and CEO, David Desharnais for fiscal year 2024 and Robert Berman for fiscal years 2023 and 2022, in the Summary Compensation Table. Mr. Desharnais resigned from the Company effective as of March 12, 2025.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Berman during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.

(3)
The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, namely Mr. Hen and Mr. Berman for fiscal year 2024 and Mr. Hen and Mr. Desharnais for fiscal years 2023 and 2022.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.

(5)
Assumes an investment of $100 on December 31, 2021. The closing prices of Rekor’s common stock as reported on NASDAQ, as applicable, on the following trading days were: (i) $6.55 on December 31, 2021; (ii) $1.20 on December 30, 2022; (iii) $3.33 on December 29, 2023; and (iv) $1.56 on December 31, 2024.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2024	$1,327,229	$(596,339)	$1,039,428	$(280,249)	—	$13,833	$1,503,902
2023	$405,829	—	—	—	—	—	$405,829
2022	$710,086	—	—	—	—	$(214,100)	$495,986

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table
To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2024	$653,185	$(296,740)	$291,720	$(41,300)	$98,250	$(21,167)	$683,948
2023	$644,432	$(67,500)	$166,500	$464,201	—	$49,475	$1,257,108
2022	$1,826,586	$(1,130,775)	$249,000	$(62,416)	—	$(55,642)	$826,753

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our former President and CEO, David Desharnais for fiscal year 2024 and Robert Berman for fiscal years 2023 and 2022, in the Summary Compensation Table. Mr. Desharnais resigned from the Company effective as of March 12, 2025.

(3)
The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, namely Mr. Hen and Mr. Berman for fiscal year 2024 and Mr. Hen and Mr. Desharnais for fiscal years 2023 and 2022.

PEO Total Compensation Amount			$ 1,327,229	$ 405,829	$ 710,086
PEO Actually Paid Compensation Amount			$ 1,503,902	405,829	495,986
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2024	$1,327,229	$(596,339)	$1,039,428	$(280,249)	—	$13,833	$1,503,902
2023	$405,829	—	—	—	—	—	$405,829
2022	$710,086	—	—	—	—	$(214,100)	$495,986

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount			$ 653,185	644,432	1,826,586
Non-PEO NEO Average Compensation Actually Paid Amount			$ 683,948	1,257,108	826,753
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2024	$653,185	$(296,740)	$291,720	$(41,300)	$98,250	$(21,167)	$683,948
2023	$644,432	$(67,500)	$166,500	$464,201	—	$49,475	$1,257,108
2022	$1,826,586	$(1,130,775)	$249,000	$(62,416)	—	$(55,642)	$826,753

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Performance
With respect to Rekor’s current ownership interests, those ownership interests, including the parent company, which primarily consist of technology driven businesses, have a history of operating losses and/or limited operating history. These ownership interests have incurred substantial costs to develop and market their products, have incurred net losses and cannot fund their cash needs from operations. Other ownership interests consist of service businesses that have a history of profitable operations. However, the profits from these operations have not equaled or exceeded the losses incurred by the other ownership interests. As provided in Rekor’s Annual Report on Form 10-K, such circumstances, taken together with the principles of accounting for such ownership interests, can result in Rekor’s net income varying considerably from year to year.
Given the stage of Rekor’s lifecycle and the nature of Rekor’s net income, Rekor does not include total shareholder return or net income in its compensation policies. Instead, with respect to the CEO and other Non-CEO NEO’s, compensation primarily includes: (i) base salary and (ii) restricted stock awards that vest and are paid subject to the CEO’s and Non-CEO NEOs continued employment. Since 2019, the Company has principally oriented its compensation policies toward the Company’s success at developing and deploying roadway intelligence products and services, and the development and expansion of its presence in related markets.

Compensation Actually Paid vs. Net Income
Relationship between Pay and Performance
With respect to Rekor’s current ownership interests, those ownership interests, including the parent company, which primarily consist of technology driven businesses, have a history of operating losses and/or limited operating history. These ownership interests have incurred substantial costs to develop and market their products, have incurred net losses and cannot fund their cash needs from operations. Other ownership interests consist of service businesses that have a history of profitable operations. However, the profits from these operations have not equaled or exceeded the losses incurred by the other ownership interests. As provided in Rekor’s Annual Report on Form 10-K, such circumstances, taken together with the principles of accounting for such ownership interests, can result in Rekor’s net income varying considerably from year to year.
Given the stage of Rekor’s lifecycle and the nature of Rekor’s net income, Rekor does not include total shareholder return or net income in its compensation policies. Instead, with respect to the CEO and other Non-CEO NEO’s, compensation primarily includes: (i) base salary and (ii) restricted stock awards that vest and are paid subject to the CEO’s and Non-CEO NEOs continued employment. Since 2019, the Company has principally oriented its compensation policies toward the Company’s success at developing and deploying roadway intelligence products and services, and the development and expansion of its presence in related markets.

Total Shareholder Return Amount			$ 23.82	50.84	18.32
Net Income (Loss)			$ (49,458,000)	$ (44,925,000)	$ (83,115,000)
PEO Name	Robert Berman	David Desharnais		Robert Berman	Robert Berman
Share Price		$ 1.56	$ 1.56			$ 3.33	$ 1.2	$ 6.55
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (596,339)	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,039,428	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(280,249)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,833	0	(214,100)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(296,740)	(67,500)	(1,130,775)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			291,720	166,500	249,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(41,300)	464,201	(62,416)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			98,250	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (21,167)	$ 49,475	$ (55,642)